17. Shareholders Equity	12 Months Ended
Dec. 31, 2018
Shareholders Equity
Shareholders' Equity

Note 17 — Shareholders’ Equity

Ordinary Shares

The Company is authorized to issue up to 50,000,000 ordinary shares, par value $0.001 per share. The holders of the ordinary shares are entitled to one vote for each ordinary share.

On November 10, 2017, the Company ceased control of Nova through the closing of the Nova Purchase Agreement in exchange for the return of 53,828 of the Company’s shares. These shares are classified as the Company’s treasury shares for the years ended December 31, 2018 and 2017. Separately in 2017, certain consultants of the Company and employees of the subsidiaries exercised their vested stock options, yielding 2,900 shares.

As of December 31, 2018, 2017 and 2016, there were 1,903,723, 1,903,723 and 1,954,651 ordinary shares outstanding, respectively. As of December 31, 2018, 2017 and 2016, there were 139,628, 139,628 and 85,800 shares as treasury shares, respectively.

Share Premium

In connection with ceasing control of Nova on November 10, 2017, the Group derecognized the assets and liabilities of Nova from the consolidated statements of financial position. The Group further recognized the loss associated with the loss of control attributable to the former controlling interest. Following the ceasing of control, the Group did not retain an investment in Nova. Therefore, no retained interest remeasurement was necessary.